CONDENSED CONSOLIDATED STATEMENT OF CASH FLOW (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net income/(loss) after tax	$ (21,032)	$ 50,672	$ (8,612)	$ 258,654
Items included in net income not affecting cash flows	28,999	35,420	74,184	115,866
Depreciation and amortization	31,734	31,117	95,889	92,217
Impairment charges	0	4,920	0	4,920
Amortization of upfront fees	648	1,352	1,910	4,977
(Gain) / loss, sale of vessel	(1,556)	0	(15,153)	0
Fair value (gain) / loss on derivative financial liabilities	(2,316)	(2,611)	(7,994)	10,477
Compensation related to options and restricted stock	783	982	3,564	4,124
(Gain) / loss modification of debt	0	0	(3,049)	0
Share of profit in associated companies	(293)	(340)	(983)	(850)
Income adjusted for non-cash items	7,967	86,091	65,572	374,520
Changes in operating assets and liabilities	(11,101)	45,186	(23,910)	73,997
Accounts receivable and accrued revenues	(317)	35,513	12,712	45,931
Capitalized voyage expenses	(481)	548	128	3,019
Prepaid expenses	338	1,020	248	500
Accounts payable and accrued expenses	(1,339)	(6,181)	(7,205)	(13,738)
Deferred shipping revenues	(428)	7,922	(12,190)	17,373
Bunkers, lube oils and consumables	(8,844)	6,334	(17,567)	20,919
Pension liability	(30)	31	(35)	(6)
Net cash (used in)/provided by operating activities	(3,134)	131,278	41,661	448,517
CASH FLOW FROM INVESTING ACTIVITIES
Investment in vessels	(1,941)	(3,349)	(160,402)	(15,766)
Proceeds from sale of vessels	29,587	0	87,063	0
Investment in property, plant and equipment	(1)	(46)	(48)	(391)
Net cash provided by/(used in) investing activities	27,645	(3,395)	(73,387)	(16,156)
CASH FLOW FROM FINANCING ACTIVITIES
Cash dividends paid	(3,349)	(81,983)	(18,749)	(180,509)
Repayment principal element of lease liability	(153)	(125)	(457)	(338)
Issuance of long-term debt	(105)	57,762	355,841	71,262
Purchase of treasury shares	(6,738)	0	(29,207)	0
Scheduled repayment of long-term debt	(1,926)	(16,444)	(4,490)	(48,381)
Prepayment of long-term debt	0	(149,703)	(93,378)	(266,643)
Repayment of long-term debt refinancing	0	0	(175,933)	0
Repayment of long-term debt, sale of vessels	0	0	(6,061)	0
Net cash (used in)/provided by financing activities	(12,271)	(190,493)	27,566	(424,610)
Net (decrease)/increase in cash and cash equivalents	12,240	(62,610)	(4,160)	7,751
Cash and cash equivalents at beginning of period	52,241	137,717	68,641	67,356
Cash and cash equivalents at end of period	64,481	75,107	64,481	75,107
Specification of items included in operating activities:
Interest paid	5,408	9,225	17,464	29,233
Interest received	$ 4	$ 3	$ 5	$ 199